EARNINGS PER SHARE (Q3) (Tables)	9 Months Ended
Sep. 30, 2020
EARNINGS PER SHARE [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
	Three Months Ended September 30,		Nine Months Ended September 30,
(dollars in millions, except per share amounts; shares in millions)	2020	2019	2020	2019
Net income attributable to common shareowners	$741	$492	$1,098	$1,676

Basic weighted-average number of shares outstanding	866.4	866.2	866.3	866.2
Stock awards and equity units (share equivalent)	15.1	—	9.9	—
Diluted weighted-average number of shares outstanding	881.5	866.2	876.2	866.2

Earnings Per Share
Basic	$0.86	$0.57	$1.27	$1.94
Diluted	$0.84	$0.57	$1.25	$1.94